Details of Wallbox Group subsidiaries (Tables)	12 Months Ended
Dec. 31, 2021
Text Block [Abstract]
Summary Of Details of Wallbox Group Subsidiaries

				% Equity interest
Company name	Registered office	Activity	Company holding investment	31 December 2021	31 December 2020	31 December 2019		Consolidation method
Wall Box Chargers, S.L.	Paseo de la Castellna, 95, Planta 28, 28046, Madrid, Spain	Retail innovative solutions for charging Electric Vehicles	Wallbox N.V.	100%	0%	0%	*	Fully consolidated
Kensington Capital Acquisition Corp. II	1400 Old Country Road, Suite 301, Westbury, NY 11590	Special purpose acquisition company	Wallbox N.V.	100%	0%	0%	*	Fully consolidated
Wallbox Energy, S.L.	Calle Anabel Segura 7, H1, 28108, Alcobendas, Madrid, Spain	Retail innovative solutions for charging Electric Vehicles	Wall Box Chargers, S.L.	100%	100%	100%	—	Fully consolidated
Wallbox UK Limited	378-380 Deansgate, Manchester, United Kingdom M3 4LY	Retail innovative solutions for charging Electric Vehicles	Wall Box Chargers, S.L.	100%	100%	100%	—	Fully consolidated
Wallbox France, SASU	Avenue des Champs Elysées 102, 75008, Paris, France	Retail innovative solutions for charging Electric Vehicles	Wall Box Chargers, S.L.	100%	100%	100%	—	Fully consolidated
WBC Wallbox Chargers Deutschland GmbH	Kurt-Blaum-Platz 8, 63450, Hanau, Germany	Retail innovative solutions for charging Electric Vehicles	Wall Box Chargers, S.L.	100%	100%	100%	—	Fully consolidated
Wallbox Italy, S.r.l.	Piazza Tre Torri 2, 20145 CAP, Milano, Italy	Retail innovative solutions for charging Electric Vehicles	Wall Box Chargers, S.L.	100%	0%	0%	—	Fully consolidated
Wallbox Netherlands B.V.	Kingsfordweg 151,1042 GR Amsterdam, The Netherlands	Retail innovative solutions for charging Electric Vehicles	Wall Box Chargers, S.L.	100%	0%	0%	—	Fully consolidated
Wallbox USA Inc.	800 W. El Camino Real Suite 180, Mountain View CA 94040, United States	Retail innovative solutions for charging Electric Vehicles	Wall Box Chargers, S.L.	100%	100%	100%	—	Fully consolidated
Wallbox Shanghai Ltd.	Unit 05-129 Level 5, No. 482, 488, 492, 518 Xinjiang Road, Jingan District, Shanghai Municipality, China	Retail innovative solutions for charging Electric Vehicles	Wall Box Chargers, S.L.	100%	100%	100%	—	Fully consolidated
Wallbox AS (Intelligent Solution AS )	Ryfylkevegen 2008, 4120 TAU, Norway	Retail innovative solutions for charging Electric Vehicles	Wall Box Chargers, S.L.	100%	61.67%	0%	—	Fully consolidated
Wallbox ApS	Østergade 20, Helsinge 3200, Denmark	Retail innovative solutions for charging Electric Vehicles	Wallbox Norway AS	100%	61.67%	0%	—	Fully consolidated
Wallbox AB (Intelligent Solution Sweden AB )	Rosenlundsgatan 54, 118 63 Stockholm, Sweden	Retail innovative solutions for charging Electric Vehicles	Wallbox Norway AS	100%	61.67%	0%	—	Fully consolidated
Wallbox Oy	PL 747, 00101 Helsinki, Finland	Retail innovative solutions for charging Electric Vehicles	Wallbox Norway AS	100%	0%	0%	—	Fully consolidated
Electromaps, S.L.	Calle Marie Curie, 8 14-B 007, Barcelona, Spain	Retail innovative solutions for charging Electric Vehicles	Wall Box Chargers, S.L.	51%	51%	0%	—	Fully consolidated

(*)	direct ownership
(-)	indirect ownership